MATERIAL ACCOUNTING POLICIES - Narratives (Details) - Increase (decrease) due to changes in accounting policy [member] $ in Billions	Dec. 31, 2023 USD ($)
Significant Accounting Policies [Line Items]
Current financial liabilities	$ 13
Non-current financial liabilities	$ 13